BUSINESS ACQUISITIONS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Schedule of reconciliation of changes in goodwill
The following table outlines the changes in goodwill during the period:

Total
$
Balance as of December 31, 2016	30,841
Acquired through business combinations	9,546
Net foreign exchange differences	1,303
Balance as of December 31, 2017	41,690
Acquired through business combinations	69,136
Net foreign exchange differences	(3,112)
Balance as of December 31, 2018	107,714

Airtrax Acquisition
Disclosure of detailed information about business combination [line items]
Schedule of fair value of net identifiable assets acquired and goodwill
The fair values of net identifiable assets acquired at the date of acquisition were as follows:

May 11, 2018
$
Current assets
Trade receivables (1)	1,296
Inventories	1,565
Parts and supplies	54
Other current assets	477
Property, plant and equipment	6,454
Intangible assets	1,223
11,069
Current liabilities
Accounts payable and accrued liabilities	763
Borrowings, current	728
Borrowings, non-current	346
Pension, post-retirement and other long-term employee benefits	8
Deferred tax liabilities	1,866
3,711
Fair value of net identifiable assets acquired	7,358

(1)	The gross contractual amounts receivable were $1.3 million. As of December 31, 2018, the Company has collected substantially all of the outstanding trade receivables.
Resulting goodwill at the date of acquisition was calculated as follows:

May 11, 2018
$
Fair value of increase to non-controlling interest	11,102
Effect of change in IPG's ownership interest in Capstone	2,299
Less: fair value of net identifiable assets acquired	7,358
Goodwill	6,043

Schedule of acquisition's impact on Company's consolidated earnings	The Airtrax Acquisition’s impact on the Company’s consolidated earnings, including the impact of purchase accounting, was as follows:

May 11 through December 31, 2018
$
Revenue	4,708
Net earnings	99

Schedule of pro-forma earnings had the acquisitions been effective as of January 1
Had the Airtrax Acquisition been effective as of January 1, 2018, the impact on the Company’s consolidated earnings would have been as follows:

Twelve Months Ended December 31, 2018
$
Revenue	9,555
Net earnings (1)	497

(1)
Adjustments to arrive at net earnings include (i) the alignment of accounting policies to IFRS, (ii) the removal of acquisition costs incurred by Airtrax, (iii) the amortization of recorded intangible assets and other purchase accounting adjustments and (iv) the effect of income tax expense using the effective tax rate of the acquisition post-closing.

Polyair Acquisition
Disclosure of detailed information about business combination [line items]
Schedule of fair value of net identifiable assets acquired and goodwill
The fair values of net identifiable assets acquired at the date of acquisition were as follows:

August 3, 2018
$
Current assets
Cash	140
Trade receivables (1)	10,462
Inventories	11,402
Other current assets	855
Property, plant and equipment	21,946
Intangible assets	77,600
Other assets	522
122,927
Current liabilities
Accounts payable and accrued liabilities	19,331
Provisions, current	30
Borrowings, current	46
Borrowings, non-current	154
Deferred tax liabilities	17,625
Provisions, non-current	1,544
Other liabilities	1,653
40,383
Fair value of net identifiable assets acquired	82,544

(1)	The gross contractual amounts receivable were $10.5 million. As of December 31, 2018, the Company has collected substantially all of the outstanding trade receivables.
Resulting goodwill at the date of acquisition was calculated as follows:

August 3, 2018
$
Cash consideration transferred	145,102
Plus: Remaining non-controlling interest (1)	421
Less: fair value of net identifiable assets acquired	82,544
Goodwill	62,979

(1)
As part of the acquisition of Polyair, the Company indirectly obtained a controlling 50.1% interest in Polyair subsidiary GPCP Inc., which is engaged in selling anti-corrosive plastic and paper packaging film under the trade name VCI 2000. The subsidiary is incorporated in the US and is 49.9% owned by a non-controlling entity located in Israel. The initial recorded value of the non-controlling interest is measured using the calculated proportionate share of the subsidiary's identifiable net assets.

Schedule of acquisition's impact on Company's consolidated earnings	The Polyair Acquisition’s impact on the Company’s consolidated earnings, including the impact of purchase accounting, was as follows:

August 3 through December 31, 2018
$
Revenue	55,505
Net loss	(699)

Schedule of pro-forma earnings had the acquisitions been effective as of January 1
Had the Polyair Acquisition been effective as of January 1, 2018, the impact on the Company’s consolidated earnings would have been as follows:

Twelve Months Ended December 31, 2018
$
Revenue	132,015
Net loss (1)	(5,035)

(1)
Adjustments to arrive at a net loss include (i) the alignment of accounting policies to IFRS, (ii) the removal of acquisition costs incurred by Polyair, (iii) the amortization of recorded intangible assets and other purchase accounting adjustments and (iv) the effect of income tax expense using the effective tax rate of the acquisition post-closing.

Schedule of business acquisitions and consideration paid for acquisition	The net cash consideration paid on the closing date for the acquisition described above was as follows:

August 3, 2018
$
Consideration paid in cash	145,102
Less: cash balances acquired	140
144,962

Maiweave Acquisition
Disclosure of detailed information about business combination [line items]
Schedule of fair value of net identifiable assets acquired and goodwill
The fair values of net identifiable assets acquired at the date of acquisition were as follows:

December 17, 2018
$
Current assets
Cash	1
Trade receivables (1)	3,210
Inventories	5,977
Property, plant and equipment	9,982
Intangible assets	4,050
23,220
Current liabilities
Accounts payable and accrued liabilities	2,482
Provisions, current	50
2,532
Fair value of net identifiable assets acquired	20,688

(1)
The gross contractual amounts receivable were $3.3 million. As of December 31, 2018, the Company has collected approximately $0.9 million of the outstanding trade receivables and expects to collect substantially all of the remaining uncollected amounts.

Resulting goodwill at the date of acquisition was calculated as follows:

December 17, 2018
$
Cash consideration transferred	20,802
Less: fair value of net identifiable assets acquired	20,688
Goodwill	114

Schedule of pro-forma earnings had the acquisitions been effective as of January 1
The Maiweave Acquisition had no impact on the Company’s consolidated earnings during the year ended December 31, 2018. Had the Maiweave Acquisition been effective as of January 1, 2018, the impact on the Company’s consolidated earnings would have been as follows:

Twelve Months Ended December 31, 2018
$
Revenue	28,050
Net loss (1)	(1,173)

(1)
Adjustments to arrive at a net loss include (i) the alignment of accounting policies to IFRS, (ii) the removal of acquisition costs incurred by Maiweave, (iii) the amortization of recorded intangible assets and other purchase accounting adjustments and (iv) the effect of income tax expense using the effective tax rate of the acquisition post-closing.

Schedule of business acquisitions and consideration paid for acquisition	The net cash consideration paid on the closing date for the acquisition described above was as follows:

December 17, 2018
$
Consideration paid in cash	20,802
Less: cash balances acquired	1
20,801

Cantech Acquisition
Disclosure of detailed information about business combination [line items]
Schedule of fair value of net identifiable assets acquired and goodwill
The fair values of net identifiable assets acquired at the date of acquisition were as follows:

July 1, 2017
$
Current assets
Cash	4,567
Trade receivables (1)	8,899
Inventories	15,828
Other current assets	503
Property, plant and equipment	27,275
Intangible assets	11,700
68,772
Current liabilities
Accounts payable and accrued liabilities	3,573
Deferred tax liability	2,943
Provisions	192
6,708
Fair value of net identifiable assets acquired	62,064

(1)	The gross contractual amounts receivable were $9.1 million. As of December 31, 2017, the Company had collected substantially all of the outstanding trade receivables.
Goodwill recognized is primarily related to growth expectations, expected future profitability, and expected cost synergies. The Company expects a significant portion of the goodwill to be deductible for income tax purposes. Resulting goodwill at the date of acquisition was calculated as follows:

July 1, 2017
$
Cash consideration transferred	71,610
Less: fair value of net identifiable assets acquired	62,064
Goodwill	9,546

Schedule of acquisition's impact on Company's consolidated earnings
The Cantech Acquisition’s impact on the Company’s consolidated earnings, including the impact of purchase accounting, was as follows:

July 1, 2017 through December 31, 2017
$
Revenue	32,352
Net earnings	137

Schedule of pro-forma earnings had the acquisitions been effective as of January 1
Had the Cantech Acquisition been effective as of January 1, 2017, the impact on the Company’s consolidated earnings would have been as follows:

Twelve Months Ended December 31, 2017
$
Revenue	64,575
Net earnings (1)	1,822

(1)
Adjustments to arrive at net earnings include (i) the alignment of accounting policies to IFRS, (ii) the removal of acquisition costs incurred by Cantech, (iii) the amortization of recorded intangibles and other purchase accounting adjustments and (iv) the effect of income tax expense using the effective tax rate of the acquisition post-closing.

Schedule of business acquisitions and consideration paid for acquisition	The net cash consideration paid on the closing date was as follows:

July 1, 2017
$
Consideration paid in cash	71,610
Less: cash balances acquired	4,567
67,043

Capstone
Disclosure of detailed information about business combination [line items]
Schedule of balance sheet of Capstone subsequent to investment
The balance sheet of Capstone subsequent to the investment was as follows:

June 23, 2017
$
Current assets
Cash	5,066
Other assets	578
5,644
Current liabilities
Accounts payable and accrued liabilities	20
Borrowings, current	559
579
5,065

June 23, 2017
$
Consideration paid for investment	5,050
Plus: remaining non-controlling interest	15
Fair value of net assets	5,065